200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com KENNETH R. EARLEY kenneth.earley@dechert.com +1 617 728 7139 Direct +1 617 275 8374 Fax

November 10, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-4644

Re:     The Hartford Mutual Funds II, Inc. – Registration Statement on Form N-14 (File No. 333-153841)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus being used in connection with the offering of shares for The Hartford Tax-Free National Fund, an existing series of The Hartford Mutual Funds II, Inc. (the “Registrant”), pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify the following pursuant to Rule 497(j) under the 1933 Act:

1.                                   that the form of prospectus that would have been filed under Rule 497(b) of the 1933 Act would not have differed from that contained in the Post-Effective Amendment No. 1 to the Registrant’s registration statement filed on Form N-14 under the 1933 Act (the “Amendment”) on November 4, 2008; and

2.                                   that the text of the Amendment was filed electronically with the Securities and Exchange Commission on November 4, 2008 as part of Post-Effective Amendment No. 1 under the 1933 Act to the Registrant’s registration statement on Form N-14.

No fees are required in connection with this filing.  If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (617) 728-7139.

Sincerely,

/s/ Kenneth R. Earley
Kenneth R. Earley
Associate

cc:                   Michael G. Phillips

                                  John V. O’Hanlon

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